Earnings Per Share (Tables) - Noble Finance Company [Member]	11 Months Ended
Dec. 31, 2021
Schedule of Computation of Basic and Diluted Earnings Per Share for Noble-UK
The following table presents the computation of basic and diluted earnings per share:

	Successor	Predecessor
	Period From	Period From
	February 6, 2021	January 1, 2021
	through	through	Year Ended	Year Ended
	December 31, 2021	February 5, 2021	December 31, 2020	December 31, 2019
Numerator:
Basic
Net income (loss) from continuing operations	$101,982	$250,228	$(3,978,459)	$(696,769)
Net loss from discontinued operations, net of tax	—	—	—	(3,821)

Net income (loss) attributable to Noble Corporation	$101,982	$250,228	$(3,978,459)	$(700,590)

Diluted
Net income (loss) from continuing operations	$101,982	$250,228	$(3,978,459)	$(696,769)
Net loss from discontinued operations, net of tax	—	—	—	(3,821)

Net income (loss) attributable to Noble Corporation	$101,982	$250,228	$(3,978,459)	$(700,590)

Denominator:
Weighted average shares outstanding — basic	63,186	251,115	250,792	248,949
Dilutive effect of share-based awards	3,180	5,456	—	—
Dilutive effect of warrants	1,262	—	—	—

Weighted average shares outstanding — diluted	67,628	256,571	250,792	248,949

Income (loss) per share
Basic:
Income (loss) from continuing operations	$1.61	$1.00	$(15.86)	$(2.79)
Loss from discontinued operations	—	—	—	(0.02)

Net income (loss) attributable to Noble Corporation	$1.61	$1.00	$(15.86)	$(2.81)

Diluted:
Income (loss) from continuing operations	$1.51	$0.98	$(15.86)	$(2.79)
Loss from discontinued operations	—	—	—	(0.02)

Net income (loss) attributable to Noble Corporation	$1.51	$0.98	$(15.86)	$(2.81)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following table displays the share-based instruments that have been excluded from diluted income or loss per share since the effect would have been anti-dilutive:

	Successor	Predecessor
	Period From	Period From
	February 6, 2021	January 1, 2021
	through	through	Year Ended	Year Ended
	December 31, 2021	February 5, 2021	December 31, 2020	December 31, 2019
Share-based awards	—	556	6,082	11,892
Warrants (1)	11,097	—	—	—

(1)	Represents the total number of warrants outstanding which did not have a dilutive effect.